INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Years ended December 31,
	2020	2021	2022
Current tax expenses	510	627	(2)
Deferred tax benefits	(189)	(184)	(787)
	321	443	(789)

Schedule of principle components of deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2020	2021	2022
Deferred tax assets
Operating lease liabilities	1,613	1,224	917
Total deferred tax assets	1,613	1,224	917
Less: valuation allowance	—	—	—
Total deferred tax assets, net	1,613	1,224	917

Deferred tax liabilities
Acquired intangible assets, net	1,949	1,754	959
Operating lease right-of-use assets	1,581	1,202	883
Total deferred tax liabilities	3,530	2,956	1,842
Deferred income tax assets, net	32	22	34
Deferred tax liabilities, net	1,949	1,754	959

Schedule of reconciliation of the effective tax rate and statutory income tax rate

	Years ended December 31,
	2020	2021	2022
Income(loss) before income tax	3,280	2,492	(25,431)
Income tax expense computed at an applicable tax rate of 17%	558	424	(4,323)
Impairment loss of goodwill	—	—	3,257
Depreciation of plant and equipment	125	138	137
Capital allowance	(257)	—	(107)
Non deductible expenses allocated to GEH	158	148	349
Partial tax exemption	(196)	(240)	(20)
Other items not included for tax purpose	(67)	(27)	(78)
	321	443	(789)